Other financial assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-current other financial assets	R$ 514,109	R$ 550,669
C 6 Bank Subscription Right [Member]
IfrsStatementLineItems [Line Items]
Non-current other financial assets		162,958
G Fund [Member]
IfrsStatementLineItems [Line Items]
Non-current other financial assets	338,792	212,394
Subscription Right [Member]
IfrsStatementLineItems [Line Items]
Non-current other financial assets	R$ 175,317	R$ 175,317